Inventories (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Inventories
Finished goods	£ 12,221,000	£ 13,053,000
Cost of inventory recognized during the year	44,189,000	38,726,000	£ 13,043,000
Write down of inventories	1,008,000	264,000	466,000
Reversal of previous inventory write-down	£ 264,000	£ 466,000	£ 244,000